Stockholders' Deficit	12 Months Ended
Sep. 30, 2012
Stockholders’ Deficit [Abstract]
Stockholders’ Deficit
Note 12 – Stockholders’ Deficit

Common Stock

The Company has 600,000,000 authorized shares of common stock, par value $0.001 per share. As of September 30, 2012 and 2011, the Company had 387,968,434 and 299,331,673 shares of common stock issued, respectively.

During the year ended September 30, 2012, the Company issued 36,935,185 shares of common stock for conversion of debt in the amount of $1,081,410 including interest. During the year-ended September 30, 2011, the Company issued 23,696,276 shares of common stock for conversion of debt in the amount of $1,055,591 including interest.
During the years ended September 30, 2012 and 2011, the Company issued 34,067,872 and 20,040,322 shares of common stock valued at $1,707,576 and $1,911,003, respectively, for outside services.

During the year ended September 30, 2012, the Company issued 6,670,001 shares of common stock together with warrants to purchase 3,334,999 shares of common stock, for gross proceeds of $400,200 ($0.06 per share). The warrants issued are exercisable at $0.17 per share and expire five years from the date of issuance.

During the year ended September 30, 2011, the Company issued 32,473,667 shares of common stock together with warrants to purchase 16,236,833 shares of common stock, for gross proceeds of $1,821,040 ($0.06 per share). The warrants issued are exercisable at $0.17 per share and expire five years from the date of issuance. The Company paid finders’ fees of $125,000 and issued warrants for the purchase of 2,125,000 shares of common stock at a purchase price of $0.06 per share in connection with this financing.

Employee Stock Options and Warrants

A summary of the Company’s activity for employee stock options

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at October 1, 2011	38,866,316	0.12	$-	3.01
Granted	4,850,000	0.14
Expired	-	-
Forfeited	-	-
Exercised	-	-
Outstanding at September 30, 2012	43,296,946	$0.12	$-	2.26
Exercisable at September 30, 2012	43,716,316	$0.12	$-	2.27

Options outstanding and exercisable as of September 30, 2012:

Exercise Price	Options Outstanding	Contractual Life	Weighted Average Remaining Options Exercisable	Weighted Average Remaining Contractual Life
$0.06	7,415,000	2.93	7,362,479	2.93
$0.07	2,000,000	3.25	2,000,000	3.25
$0.09	2,000,000	3.25	2,000,000	3.25
$0.10	9,416,850	1.82	9,416,850	1.82
$0.12	8,450,940	1.53	8,450,940	1.53
$0.14	500,000	2.76	133,151	2.76
$0.15	10,000,000	2.76	10,000,000	2.76
$0.17	1,000,000	3.67	1,000,000	3.67
$0.25	2,933,526	0.21	2,933,526	0.21
	43,716,316	2.27	43,296,946	2.26

During the year ended September 30, 2012, the Company granted a total of 14,365,000 options and warrants to certain officers and employees. Certain options and warrants vested immediately upon grant and have a term of five years; other options and warrants with a two-year term vest ratably over the vesting period. The weighted average grant-date fair value of these options and warrants was $831,670.   The fair value of these options and warrants was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

●	risk free rate of return of 0.44% – 2.24%;

●	volatility of 152% – 190%;

●	dividend yield of 0%; and

●	expected term of 2-5 years.

During the year ended September 30, 2011, the Company amended the terms of 1,583,200 options granted to former officers. The officers’ options had an original exercise price of $0.15 - $0.25 per share, and were re-priced to $0.10 per share. The Company compared the fair value of the options immediately before and immediately after the amendments, and determined that the excess fair value of $36,542 should be recorded as compensation expense.

Stock Warrants

A summary of the Company’s warrant activity with non-employees:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at October 1, 2011	94,266,670	$0.15	$75,000
Granted	30,834,999	0.14
Expired	(1,602,272)	-
Forfeited	(9,039,312)	0.25
Exercised	-	-
Outstanding as of September 30, 2012	114,460,085	$0.12	$-
Exercisable as of September 30, 2012	114,460,085	$0.12	$-

Warrants outstanding and exercisable as of September 30, 2012:

			Weighted
			Average
			Remaining	Weighted Average Exercise Price
Exercise	Warrants	Warrants	Contractual
Price	Outstanding	Exercisable	Life	Outstanding	Exercisable
$0.06	7,500,000	7,500,000	3.63	$0.06	$0.06
$0.07	22,833,333	22,833,333	1.54	$0.07	$0.07
$0.08	24,800,000	24,800,000	4.98	$0.08	$0.08
$0.10	6,726,578	6,726,578	3.36	$0.10	$0.10
$0.12	6,226,000	6,226,000	1.19	$0.12	$0.12
$0.14	5,000,000	5,000,000	3.06	$0.14	$0.14
$0.15	2,107,667	2,107,667	2.08	$0.15	$0.15
$0.17	27,993,325	27,993,325	3.16	$0.17	$0.17
$0.18	850,000	850,000	0.29	$0.18	$0.18
$0.25	6,730,000	6,730,000	0.81	$0.25	$0.25
$0.30	3,693,182	3,693,182	0.49	$0.30	$0.30

	114,460,085	114,460,085

During the year ended September 30, 2012, the Company completed offerings of $1,025,000 in principal amount of convertible debentures to a group of institutional and accredited investors.  As part of the offering, the Company issued warrants to purchase 22,500,000 shares of common stock at an exercise price of $0.08 per share, which expire five years from date of grant. The Company also issued warrants to purchase 3,334,999 shares of common stock at an exercise price of $0.17 per share in connection with equity financing. In connection with the issuance of its 8% convertible debentures, the Company issued warrants to purchase 2,700,000 shares of common stock at an exercise price of $0.10 per share; to induce conversion of these notes, the Company subsequently issued additional warrants to purchase 2,300,000 shares of common stock at an exercise price of $0.08 per share.